Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Principal Subsidiaries and Consolidated Affiliated Entities
As of December 31, 2021, the Company’s principal subsidiaries and consolidated Affiliated Entities are as follows:

Name of subsidiaries and VIEs	Date of establishment/ acquisition	Place of incorporation	Percentage of direct or indirect economic ownership
Wholly owned subsidiaries of the Company:
InfoUniversal Limited(“InfoUniversal”)	August 2017	Hong Kong	100%
Qtech USA Inc. (“Qtech”)	April 2018	USA	100%
Fun Literature Limited (Cayman) (“Fun Literature”)	October 2018	Cayman Islands	65%
Fun Literature (HK) Limited (“Fun Literature HK”)	October 2018	Hong Kong	100%
Shanghai Quyun Internet Technology Co., Ltd. (“Quyun WFOE”)	October 2017	PRC	100%
Shanghai Dianguan Network Technology Co., Ltd. (“Dianguan”)	February 2018	PRC	100%
QTT Asia Ltd.(“QTT Asia”)	April 2018	British Virgin Islands (“BVI”)	100%
Kubik Media International Ltd. (“Kubik Media”)	May 2018	BVI	100%
Kubik Technology Pte. Ltd. (“Kubik Technology”)	May 2018	Singapore	100%
PT. Sedjahtera Inti Abadi (“Abaidi”)	October 2018	Indonesia	100%
AI-Fun Technology Limited (“AI-Fun”)	January 2019	Hong Kong	100%
Fun-Platform Holdings Limited (“Fun-Platform”)	January 2019	Cayman	100%
Striking Technology Holdings limited (“Striking”)	January 2019	Hong Kong	100%
Fun Literature SG Pte. Ltd. (“Fun DG”)	February 2021	Singapore	100%
Shanghai Zhicao Information Technology Co., Ltd. (“Zhicao WFOE”)	December 2018	PRC	100%
Shanghai Chenxing Software Technology Co., Ltd. (“Chenxing”)	Januray 2020	PRC	100%
Shanghai Yanmo Software Technology Co., Ltd. (“Yanmo”)	October 2019	PRC	100%
Shanghai Shuqin Information Technology Co., Ltd. (“Shuqin”)	November 2020	PRC	100%
Shanghai Wennuo Information Technology Co., Ltd. (“Wennuo”)	July 2020	PRC	100%
Hainan Mengbang Network Technology Co., Ltd. (“Mengbang”)	June 2021	PRC	100%
Variable Interest Entity (“VIEs”)
Shanghai Jifen Culture Communications Co., Ltd. (“Jifen or Jifen VIE”)	January 2012	PRC	100%
Beijing Churun Internet Technology Co., Ltd. (“Churun”)	November 2018	PRC	100%
Shanghai Big Rhinoceros Horn Information Technology, Co., Ltd (“Big Rhinoceros Horn”)	November 2018	PRC	100%
Shanghai DragonS Information Technology, Co., Ltd (“ DragonS Information”)	January 2019	PRC	100%
Anhui Zhangduan Internet Technology Co., Ltd. (“Zhangduan”)	March 2017	PRC	100%
Hubei Rapid Information Technology Co., Ltd. (“Rapid Information”)	March 2019	PRC	100%
Shanghai Tuohuan Information Technology Co., Ltd. (“Tuohuan”)	September 2019	PRC	100%
Shanghai Ququanquan Information Technology Co., Ltd. (“Ququanquan”)	October 2019	PRC	100%
Shanghai Xunkai Information Technology Co., Ltd. (“Xunkai”)	October 2019	PRC	100%
Huaian Beixia Information Technology Co., Ltd. (“Beixia”)	November 2020	PRC	100%
Shanghai Douzao Internet Technology Co., Ltd. (“Douzao”)	July 2020	PRC	100%
Shanghai Yuanyin Information Technology Co., Ltd. (“Yuanyin”)	April 2021	PRC	100%
Shanghai Kuaishen Information Technology Co., Ltd. (“Kuaishen”)	April 2021	PRC	100%
Shanghai Guatian Network Technology Co., Ltd. (“Guatian”)	June 2021	PRC	100%

Name of subsidiaries and VIEs	Date of establishment/ acquisition	Place of incorporation	Percentage of direct or indirect economic ownership
Subsidiaries of Variable Interest Entity (“VIE subsidiaries”)
Shanghai Xike Information Technology Service Co., Ltd. (“Xike”)	July 2016	PRC	100%
Shanghai Tuile Information Technology Service Co., Ltd. (“Tuile”)	July 2016	PRC	100%
Beijing Qukandian Internet Technology Co., Ltd. (“Qukandian”)	April 2017	PRC	100%
Shanghai Heitu Internet Technology Co., Ltd. (“Heitu”)	January 2019	PRC	100%
Shanghai Zheyun Internet Technology Co., Ltd. (“Zheyun”)	January 2019	PRC	100%
Beijing Supreme Pole International Sports Development Co., Ltd. (“Supreme Pole International Sports”)	January 2019	PRC	100%
Tianjin Quwen Internet Technology Co., Ltd. (“Quwen”)	August 2018	PRC	100%
Shanghai Manchuan Information Technology Co., Ltd. (“Manchuan”)	March 2020	PRC	100%
Shanghai Yunxi Information Technology Co., Ltd. (“Yunxi”)	April 2020	PRC	100%
Hubei Xijie Information Technology Co., Ltd. Shanghai Branch (“Xijie”)	January 2020	PRC	100%
Hubei Xijie Information Technology Co., Ltd. (“Xijie”)	January 2019	PRC	100%
Hubei Rapid Information Technology Co., Ltd. Shanghai Branch (“Jietu”)	January 2020	PRC	100%
Shanghai Luoshi Software Technology Co., Ltd. (“Luoshi”)	Januray 2020	PRC	100%
Shanghai Xiaying Software Technology Co., Ltd. (“Xiaying”)	November 2019	PRC	100%
Shanghai Songmang Internet Technology Co., Ltd. (“Songmang”)	December 2019	PRC	100%
Shanghai Miaoqu Internet Technology Co., Ltd. (“Miaoqu”)	December 2019	PRC	100%
Shanghai Xixia Information Technology Co., Ltd. (“Xixia”)	October 2019	PRC	100%
Shanghai Mili Information Technology Co., Ltd. (“Mili”)	March 2020	PRC	100%
Shanghai Kunjie Information Technology Co., Ltd. (“Kunjie”)	March 2020	PRC	100%
Hubei Qingluo Information Technology Co., Ltd. Shanghai Branch (“Qingluo”)	March 2020	PRC	100%
Hubei Qingluo Information Technology Co., Ltd. (“Qingluo”)	March 2019	PRC	100%
Shanghai Guanji Information Technology Co., Ltd. (“Guanji”)	February 2021	PRC	100%
Shanghai Yimao Information Technology Co., Ltd. (“Yimao”)	February 2021	PRC	100%
Shanghai Xier Information Technology Co., Ltd. (“Xier”)	April 2021	PRC	100%
Shanghai Yixun Information Technology Co., Ltd. (“Yixun”)	June 2021	PRC	100%
Hainan Jingxuan Information Technology Co., Ltd. (“Jingxuan”)	June 2021	PRC	100%
Shanghai Chengshan Information Technology Co., Ltd. (“Chengshan”)	March 2021	PRC	100%